Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents		$ 2,495	$ 4,409	$ 12,607
Restricted cash		8,362	27,287
Accounts receivables, net		298	403	277
Inventories		1,164	660	757
Prepaid expenses and other current assets		385	698	960
Deferred financing costs		529	699
Total current assets		13,233	34,156	14,601
Property, plant and equipment, net		1,253	1,083	1,132
Total assets		14,486	35,239	15,733
Current liabilities
Accounts payable		1,891	594	284
Accrued expenses		3,755	3,407	2,243
Series C preferred shares		494	0
Convertible notes payable, net of debt discount		9,736	13,343
Warrant liability		16	18,751	3,785
Total current liabilities		15,892	36,095	6,312
Deferred revenue		0	30
Other non-current liabilities		444	604	820
Total liabilities		16,336	36,729	7,132
Commitments and Contingencies
Stockholders' Equity (Deficit)
Preferred stock		0	0
Common stock	[1]	14	0	14
Additional paid-in capital		303,808	277,790	269,863
Accumulated deficit		(305,587)	(279,188)	(261,217)
Treasury stock	[1]	(51)	(51)	(51)
Accumulated other comprehensive income		(34)	(41)	(8)
Total stockholders' deficit		(1,850)	(1,490)	8,601
Total liabilities and stockholders' deficit		$ 14,486	35,239	$ 15,733
Scenario, Previously Reported [Member]
Stockholders' Equity (Deficit)
Common stock			41
Additional paid-in capital			$ 277,749

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016 and a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017